Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: December 10, 2021

Payment Date	12/15/2021
Collection Period Start	11/1/2021
Collection Period End	11/30/2021
Interest Period Start	11/15/2021
Interest Period End	12/14/2021

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$152,931,361.27	$18,801,811.03	$134,129,550.24	0.327145	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$320,461,361.27	$18,801,811.03	$301,659,550.24

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$329,463,317.71	$310,262,742.36	0.248210
YSOC Amount	$5,938,121.39	$5,539,357.07
Adjusted Pool Balance	$323,525,196.32	$304,723,385.29
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$152,931,361.27	2.51000%	30/360	$319,881.43
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$320,461,361.27			$690,969.09

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$329,463,317.71	$310,262,742.36
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$323,525,196.32	$304,723,385.29
Number of Receivable Outstanding	34,426	33,531
Weight Average Contract Rate	4.47%	4.48%
Weighted Average Remaining Term (months)	30	29

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,244,238.86
Principal Collections	$19,110,242.58
Liquidation Proceeds	$84,811.35
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$20,439,292.79
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$20,439,292.79

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$274,552.76	$274,552.76	$—	$—	$20,164,740.03
Interest - Class A-1 Notes	$—	$—	$—	$—	$20,164,740.03
Interest - Class A-2 Notes	$—	$—	$—	$—	$20,164,740.03
Interest - Class A-3 Notes	$319,881.43	$319,881.43	$—	$—	$19,844,858.60
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$19,579,002.60
First Allocation of Principal	$—	$—	$—	$—	$19,579,002.60
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$19,536,705.60
Second Allocation of Principal	$—	$—	$—	$—	$19,536,705.60
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$19,506,464.27
Third Allocation of Principal	$3,477,975.98	$3,477,975.98	$—	$—	$16,028,488.29
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$15,995,794.96
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$3,735,794.96
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,735,794.96
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$671,959.91
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$671,959.91
Remaining Funds to Certificates	$671,959.91	$671,959.91	$—	$—	$—
Total	$20,439,292.79	$20,439,292.79	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$5,938,121.39
Increase/(Decrease)	$(398,764.32)
Ending YSOC Amount	$5,539,357.07

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$323,525,196.32	$304,723,385.29
Note Balance	$320,461,361.27	$301,659,550.24
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	7	$90,332.77
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	71	$84,811.35
Monthly Net Losses (Liquidation Proceeds)			$5,521.42
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.06)%
Second Preceding Collection Period			(0.17)%
Preceding Collection Period			0.10%
Current Collection Period			0.02%
Four-Month Average Net Loss Ratio			(0.03)%
Cumulative Net Losses for All Periods			$1,866,912.17
Cumulative Net Loss Ratio			0.15%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.28%	72	$862,463.36
60-89 Days Delinquent	0.07%	16	$205,039.00
90-119 Days Delinquent	0.04%	6	$114,736.82
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.38%	94	$1,182,239.18

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	4	$40,451.67
Total Repossessed Inventory	9	$98,993.42

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	22	$319,775.82
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.10%
Second Preceding Collection Period		0.12%
Preceding Collection Period		0.12%
Current Collection Period		0.10%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2021.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.33	0.11%	27	0.08%